GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of goodwill

	As of December 31,
	2023	2022
Argentina	1,535,508	1,535,489
Abroad	8,456	5,224
	1,543,964	1,540,713

Summary of movements in goodwill

	Years ended December 31,
	2023	2022
At the beginning of the year	1,540,713	2,299,612
Increases	193	897
Impairment	—	(759,722)
Currency translation adjustments	3,058	(74)
At the end of the year	1,543,964	1,540,713